CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEETS

PARENT COMPANY CONDENSED BALANCE SHEETS

(Amounts in thousands of US$, except for number of shares and per share data)

	December 31, 2023	December 31, 2022
ASSETS
Current assets
Cash and cash equivalents	$48	$23
Other current assets	8,765	-
Other current assets from related parties	60	-
Promissory Notes receivable	-	1,380
Total current assets	8,873	1,403

Total assets	$8,873	$1,403

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Amounts due to related parties	$-	$8
Accruals and other current liabilities to related parties	50	-
Promissory Notes receivable	-	1,380
Accruals and other current liabilities	5,274	-
Total current liabilities	5,324	1,388

Total liabilities	5,324	1,388

Shareholders’ Equity
Ordinary share	-	27
Additional paid-in capital	30,041	-
Accumulated deficit	(26,492)	(12)

Total shareholders’ equity	3,549	15

Total liabilities and shareholders’ equity	$8,873	$1,403

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Revenues	$-	$-	$-
Cost of revenues	-	-	-
Gross loss	-	-	-

Operating expenses:

Selling, general and administrative	3,592	577	8
Total operating expenses	3,592	577	8

Loss from operations	(3,592)	(577)	(8)

Other income	-	600	-
Interest income	-	-	-
Total other income, net	-	600	-

(Loss) income from operations before income taxes	(3,592)	23	(8)

Provision for income tax benefits (expenses)	-	-	-

Net (loss) income	(3,592)	23	(8)

Other comprehensive income (loss)	-	-	-

Comprehensive (loss) income	$(3,592)	$23	$(8)

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Cash flows from operating activities
Net (loss) income	$(3,592)	$23	$(8)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	3,171	-	-
Changes in operating assets and liabilities:
Amounts due from related party	(90)	-	-
Amounts due to related party	-	-	8
Other current assets from related parties	(60)	-	-
Accrual and other current liabilities	136	-	-
Accruals and other current liabilities to related parties	50	-	-
Other liabilities	83	-	-
Net cash (used in) provided by operating activities	(302)	23	-

Cash flows from investing activities:
Issuance of Promissory Notes receivable	-	(1,380)	-
Net cash used in investing activities	-	(1,380)	-

Cash flows from financing activities:
Proceeds from Promissory Notes Payable	-	1,380	-
Proceeds from exercise of warrants	600	-	-
Payments for reverse recapitalization and ordinary shares issuance costs	(250)	-	-
Net cash provided by financing activities	350	1,380	-

Net change in cash, cash equivalents, and restricted cash	48	23	-

Cash, cash equivalents, and restricted cash, beginning of period	-	-	-

Cash, cash equivalents, and restricted cash, end of period	$48	$23	$-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Cash paid for interest	$-	$-	$-
Cash paid for taxes	$-	$-	$-